Shareholders' Deficit (Details) - Schedule of Reconciliation of the Series A Preferred Stock (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Reconciliation Of The Series A Preferred Stock Included In Mezzanine Equity In The Consolidated Balance Sheets [Abstract]
Temporary equity stock issuance costs	$ 0	$ 1,298,387